ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
Payables and Accruals [Abstract]
ACCRUED EXPENSES	15. ACCRUED EXPENSES

(in thousands of $)	2013	2012
Voyage expenses	354	117
Ship operating expenses	489	1,090
Administrative expenses	1,332	981
Interest expense	189	313
	2,364	2,501